Equity-Based Compensation - Restricted Awards (Details) - Restricted Awards - 2022 Equity Plan	9 Months Ended
Sep. 30, 2022 $ / shares shares
Units
Granted | shares	1,109,000
Forfeited | shares	(4,000)
Balance at end of period (shares) | shares	1,105,000
Average Fair Market Value
Granted (in dollars per share) | $ / shares	$ 11.51
Forfeited (in dollars per share) | $ / shares	11.51
Balance at end of period (shares) | $ / shares	$ 11.51